Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Summary of composition of share capital

	December 31, 2019		December 31, 2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares
Ordinary shares of NIS 0.25 par value each	500,000,000	120,652,683	500,000,000	40,399,290

Summary of issued and outstanding capital

	Number of shares	NIS par value

Balance at December 31, 2017	33,295,618	8,323,904

Issuance of share capital	7,103,672	1,775,918

Balance at December 31, 2018	40,399,290	10,099,822

Issuance of share capital	80,253,393	20,063,348

Balance at December 31, 2019	120,652,683	30,163,170